INCOME TAX - Components of income (loss) before income taxes and withholding tax on undistributed dividends (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAX
Income (loss) before income taxes	¥ (216,807,189)	$ (29,702,463)	¥ (282,028,866)	¥ (71,219,873)
Current income tax (benefit) expense	(319,872)		759,425	(15,677,411)
Deferred income tax benefit	(23,286,678)	(3,190,262)	(10,952,309)	(6,079,533)
Total	¥ (23,606,550)	$ (3,234,084)	(10,192,884)	(21,756,944)
Withholding income tax rate	5.00%	5.00%
Percentage of ownership interests held by foreign investors (as a percent)	25.00%	25.00%
Mainland China
INCOME TAX
Income (loss) before income taxes	¥ (202,919,043)		(270,748,715)	(44,894,563)
Hong Kong SAR
INCOME TAX
Income (loss) before income taxes	(965,277)		(7,930,644)	(14,613,793)
Cayman
INCOME TAX
Income (loss) before income taxes	1,998,975		(1,192,264)	(10,448,513)
Others
INCOME TAX
Income (loss) before income taxes	¥ (14,921,844)		¥ (2,157,243)	¥ (1,263,004)